Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 2,327	£ 1,909
Cash and cash equivalents	1,097	437
Derivative financial instruments	11	15
Financial liabilities	(2,043)	(2,061)
Other borrowings	(686)	(1,071)
Investment in finance lease receivable	130	196
Other net financial assets	463	560
Total financial instruments	284	(152)
Impact of 1% increase in interest rates	26	29
Impact of 1% decrease in interest rates	(28)	(32)
Impact of 10% strengthening in exchange rates	(9)	(17)
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(12)	2
Impact of 10% weakening in exchange rates	(39)	1
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	138	122
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(11)	(9)
Impact of 10% weakening in exchange rates	13	11
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	96	182
Other receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% weakening in exchange rates	11	20
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	1,097	437
Cash and cash equivalents	1,097	437
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(55)	(32)
Impact of 10% weakening in exchange rates	25	39
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	63	54
Derivative financial instruments	11	15
Impact of 1% increase in interest rates	17	16
Impact of 1% decrease in interest rates	(19)	(18)
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	3	22
Impact of 10% weakening in exchange rates	1	(23)
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(965)	(593)
Impact of 1% increase in interest rates	9	11
Impact of 1% decrease in interest rates	(9)	(12)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	54	53
Impact of 10% weakening in exchange rates	(67)	(64)
Other borrowings [member]
Disclosure of financial instruments carrying value [line items]
Impact of 1% increase in interest rates		2
Impact of 1% decrease in interest rates		(2)
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	62	46
Impact of 10% weakening in exchange rates	(76)	(56)
Investment in finance lease receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	130	196
Investment in finance lease receivable	130	196
Investment in finance lease receivable [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(12)	(18)
Impact of 10% weakening in exchange rates	14	22
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(44)	(43)
Impact of 10% weakening in exchange rates	£ 40	£ 52